Share-Based Compensation - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Compensation expense recognized	$ 97	$ 44	$ 55
Income tax benefit recognized	$ 19	$ 9	$ 12